Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005469 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005469 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005469 | Top10HoldingT-Mobile U.S.BNY-872590104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005469 | Top10HoldingTaiwan Semiconductor ManufacturingBNY-874039100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005469 | Top10HoldingNetflixBNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005469 | Top10HoldingDeutsche TelekomBNY-5842359
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005469 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005469 | Top10HoldingSpotify TechnologyBNY-BFZ1K46
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005469 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005469 | Top10HoldingSpace Exploration TechnologiesBNY-84615Q103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005469 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000005469 | Direct-to-Consumer Subscription Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005469 | Processors
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005469 | Foundry
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005469 | Live Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005469 | U.S. Wireless
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005469 | European Telecom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005469 | Rest of The World Telecom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005469 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005469 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000169955 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000169955 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169955 | Top10HoldingT-Mobile U.S.BNY-872590104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169955 | Top10HoldingTaiwan Semiconductor ManufacturingBNY-874039100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169955 | Top10HoldingNetflixBNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169955 | Top10HoldingDeutsche TelekomBNY-5842359
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169955 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169955 | Top10HoldingSpotify TechnologyBNY-BFZ1K46
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169955 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169955 | Top10HoldingSpace Exploration TechnologiesBNY-84615Q103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169955 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000169955 | Direct-to-Consumer Subscription Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169955 | Processors
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169955 | Foundry
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169955 | Live Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169955 | U.S. Wireless
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169955 | European Telecom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169955 | Rest of The World Telecom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169955 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169955 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	31.70%